Share-based Compensation - RSUs activity (Details) - Restricted Share Units (RSUs) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Number of shares
Outstanding at the beginning	3,050,000
Granted	10,205,500	3,217,000
Vested	(346,000)
Forfeited	(1,270,750)	(167,000)
Outstanding at the end	11,638,750	3,050,000
Weighted average grant date fair value per share
Outstanding at the beginning (in dollars per share)	$ 8.80
Granted (in dollars per share)	2.58	$ 8.95
Vested (in dollars per share)	6.68
Forfeited (in dollars per share)	7.80	11.80
Outstanding at the end (in dollars per share)	$ 3.51	$ 8.80
Unrecognized share-based compensation expense	$ 33,197	$ 24,933
Weighted-average vesting period	3 years 4 months 24 days	3 years 7 months 28 days